Employee Benefit Plans Summary of all Stock Option Activity for both Current and Former Directors (Detail) (Non Employee Director Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Non Employee Director Stock Option
Number of Shares
Beginning of year	36,237		120,125
Deduct:
Exercised	(36,237)		(83,888)
End of year	0		36,237
Exercisable, end of year	0	[1]	36,237	[1]
Weighted Average Exercise Price
Beginning of year	$ 12.51		$ 10.34
Exercised	$ 12.51		$ 9.41
End of year	$ 0		$ 12.51
Exercisable, end of year	$ 0	[1]	$ 12.51	[1]

[1]	The 1998 Directors’ Stock Option Plan has expired.